Warrants for Stock - Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding Warrants
Number of Shares Underlying Warrants (in shares)	223,556	27,766
Warrants
Outstanding Warrants
Number of Shares Underlying Warrants (in shares)	527,367	292,308	240,685
Weighted Average Exercise Price (in dollars per share)	$ 5.53	$ 11.71	$ 18.01
Exercisable Warrants
Number of Shares Underlying Warrants (in shares)	527,367	292,308
$4.94 – $17.48 | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)	$ 4.94
Exercise price range, upper limit (in dollars per share)	$ 17.48
Outstanding Warrants
Number of Shares Underlying Warrants (in shares)	216,877
Weighted Average Exercise Price (in dollars per share)	$ 9.56
Weighted Average Remaining Contractual Life (in years)	1 year 9 months 22 days
Exercisable Warrants
Number of Shares Underlying Warrants (in shares)	216,877
Weighted Average Exercise Price (in dollars per share)	$ 9.56
$1.52 – $3.51 | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)	1.52
Exercise price range, upper limit (in dollars per share)	$ 3.51
Outstanding Warrants
Number of Shares Underlying Warrants (in shares)	310,490
Weighted Average Exercise Price (in dollars per share)	$ 2.72
Weighted Average Remaining Contractual Life (in years)	4 years 2 months 9 days
Exercisable Warrants
Number of Shares Underlying Warrants (in shares)	310,490
Weighted Average Exercise Price (in dollars per share)	$ 2.72
$475.00 – $475.00 | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)		$ 475
Exercise price range, upper limit (in dollars per share)		$ 475
Outstanding Warrants
Number of Shares Underlying Warrants (in shares)		422
Weighted Average Exercise Price (in dollars per share)		$ 475
Weighted Average Remaining Contractual Life (in years)		9 months 22 days
Exercisable Warrants
Number of Shares Underlying Warrants (in shares)		422
Weighted Average Exercise Price (in dollars per share)		$ 475
$4.94 – $38.00 | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)		4.94
Exercise price range, upper limit (in dollars per share)		$ 38
Outstanding Warrants
Number of Shares Underlying Warrants (in shares)		272,407
Weighted Average Exercise Price (in dollars per share)		$ 11.65
Weighted Average Remaining Contractual Life (in years)		2 years 4 months 6 days
Exercisable Warrants
Number of Shares Underlying Warrants (in shares)		272,407
Weighted Average Exercise Price (in dollars per share)		$ 11.65
$2.28 – $3.42 | Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range, lower limit (in dollars per share)		2.28
Exercise price range, upper limit (in dollars per share)		$ 3.42
Outstanding Warrants
Number of Shares Underlying Warrants (in shares)		19,479
Weighted Average Exercise Price (in dollars per share)		$ 2.49
Weighted Average Remaining Contractual Life (in years)		4 years 10 months 17 days
Exercisable Warrants
Number of Shares Underlying Warrants (in shares)		19,479
Weighted Average Exercise Price (in dollars per share)		$ 2.49